Management compensation (Details Textaul) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Sep. 27, 2017 BRL (R$) N R$ / shares	Jun. 30, 2019 BRL (R$) R$ / shares shares	Jun. 30, 2018 BRL (R$)	Jun. 30, 2017 BRL (R$)
Disclosure of transactions between related parties [line items]
Total compensation		R$ 11,925	R$ 9,993	R$ 9,485
Exercise Price (Per share) | R$ / shares		R$ 8.61
Total exercise price	R$ 1,827
Maximum number of shares issued | shares		441,563
Overall amount		R$ 2,491
Share based expense		1,648	R$ 844
Second Programs [Member]
Disclosure of transactions between related parties [line items]
Stock Options | N	109,054
Exercise Price (Per share) | R$ / shares	R$ 8.25
Third Programs [Member]
Disclosure of transactions between related parties [line items]
Stock Options | N	109,054
Exercise Price (Per share) | R$ / shares	R$ 8.52
Officer And Board Of Director [Member]
Disclosure of transactions between related parties [line items]
Total compensation		R$ 13,500